Income Taxes (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Income Taxes [Line Items]
Corporate and state tax rates	24.52%
Increase in valuation allowance	$ 214,000
Federal net operating loss carryforwards	$ 1,444,000
Offset taxable income rate	80.00%
Tax Year 2017 [Member]
Income Taxes [Line Items]
Federal net operating loss carryforwards	$ 1,144,000